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                                                  ------------------------------
  U.S. SECURITIES AND EXCHANGE COMMISSION                  OMB APPROVAL
           WASHINGTON, D.C. 20549                 ------------------------------
                                                   OMB Number: 3235-0456
            AMENDED FORM 24F-2                     Expires: August 31, 2000
      ANNUAL NOTICE OF SECURITIES SOLD               Estimated average burden
           PURSUANT TO RULE 24F-2                  hours per response.......1
                                                  ------------------------------

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


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1.      Name and address of issuer:
                                        ONE GROUP MUTUAL FUNDS
                                        3435 STELZER ROAD
                                        COLUMBUS, OHIO 43219
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2.      The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):                                                           [X]

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3.      Investment Company Act File Number: 811-4236
                                            --------

        Securities Act File Number: 2-95973
                                    -------
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4(a).   Last day of fiscal year for which this notice is filed:  JUNE 30, 2001
                                                                --------------


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4(b).    [ ] Check box if this Form is being filed late (i.e., more than
         90 days after the end of the issuer's fiscal year). (See Instruction
         A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).   [ ] Check box if this is the last time the issuer will be filing this
        Form.

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5.      Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):       $172,244,617,642
                                                                ----------------

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:            ($161,589,635,414)
                                                               ----------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995
               that were not previously used to reduce
               registration fees payable to the Commission:               $0
                                                              --------------

        (iv)   Total available redemption credits (add
               Items 5(ii) and 5(iii):                        ($161,589,635,414)
                                                               ----------------

        (v)    Net Sales -- if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:  $10,654,982,228
                                                                 ---------------
      -----------------------------------------------------------------
        (vi)   Redemption credits available for use in future              $0
               years - if Item 5(i) is less than Item 5(iv)    --------------
               (subtract Item 5(iv) from Item 5(i))
      -----------------------------------------------------------------

        (vii)  Multiplier for determining registration fee
               (See instruction C.9):                                 x 0.000250
                                                                        --------

        (viii) Registration fee due [multiply item 5(v) by
               item 5(vii)] "0" if no fee is due):               = $2,663,745.56
                                                                   =============
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6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __N/A__. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __N/A__.

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7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year (see
        Instruction D):
                                                                            $0
                                                                   -----------
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8.      Total of the amount of the registration fee due plus any
        interest due (Item 5(vii) plus Item 7):                             $0*
                                                                   -------------

          *A payment of $3,144,144.67 was wired on 9/20/01 prior to the original filing of the file number 002-95973 on 9/24/01. Due to the overpayment a reimbursement of $480,399.11 is requested as soon as practical.

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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:    09/20/01
                                          ------------

        Method of Delivery:

                      [X] Wire Transfer
                      [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Alaina V. Metz
                          ------------------------------------------------------

                                 Alaina Metz, Assistant Secretary
                          ------------------------------------------------------

Date   November 7, 2001
     --------------------


 *Please print the name and title of the signing officer below the signature.









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